Share-based Payments - Class B activity (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Available for Grant, beginning balance (shares)	21,597,913	17,529,216
Shares Available for Grant, ending balance (shares)	30,600,215	21,597,913
Shares Outstanding, beginning balance (shares)	4,642,661	9,311,825
Exercised (shares)	(1,902,084)	(5,487,334)
Shares Outstanding, ending balance (shares)	2,723,182	4,642,661
Weighted Average Exercise Price, beginning balance (USD per share) | $	$ 2.21	$ 2.04
Weighted Average Exercise Price, exercised (USD per share) | $	1.93	1.64
Weighted Average Exercise Price, ending balance (USD per share) | $	$ 2.41	$ 2.21
Class B ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Available for Grant, beginning balance (shares)	0	0
Shares Available for Grant, ending balance (shares)	0	0
Shares Outstanding, beginning balance (shares)	520,271,000	1,434,858,000
Exercised (shares)	(520,271,000)	(914,587,000)
Shares Outstanding, ending balance (shares)	0	520,271,000
Weighted Average Exercise Price, beginning balance (USD per share) | $	$ 0.63	$ 0.56
Weighted Average Exercise Price, exercised (USD per share) | $	0.61	0.55
Weighted Average Exercise Price, ending balance (USD per share) | $	$ 0.00	$ 0.63